Schedule of Investments (unaudited)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.0%
Farmland Partners Inc.	3	$36

Total Common Stocks — 0.0% (Cost: $1)		36

Preferred Stocks

Auto Components — 0.9%
Aptiv PLC, Series A, 5.50%(a)	971,902	178,917,439
Automobiles — 0.7%
Ford Motor Co.
6.00%	2,704,358	73,152,884
6.20%	2,535,382	69,215,929
		142,368,813
Banks — 25.1%
Associated Banc-Corp.
Series E, 5.88%	339,914	9,153,884
Series F, 5.63%	342,560	9,406,698
Atlantic Union Bankshares Corp., Series A, 6.88%	584,089	16,354,492
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(b)(c)	738,720	17,463,341
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)	519,155	13,274,793
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)(c)	1,046,290	26,533,914
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)	789,158	20,162,987
Series GG, 6.00%	3,368,941	89,479,073
Series HH, 5.88%	2,130,568	56,097,855
Series K, 6.45% (3 mo. LIBOR US + 1.327%)(c)	2,619,914	70,082,699
Series KK, 5.38%	3,498,940	93,841,571
Series L, 7.25%	192,244	277,869,478
Series LL, 5.00%	3,268,930	86,888,159
Series NN, 4.38%	2,744,402	70,201,803
Series PP, 4.13%(b)	2,282,705	58,003,534
Series QQ, 4.25%	3,244,404	82,310,529
Bank of Hawaii Corp., Series A, 4.38%	608,462	15,886,943
Bank OZK, Series A, 4.63%	1,183,151	29,744,416
Cadence Bank, Series A, 5.50%	555,043	14,569,879
CIT Group Inc., Series B, 5.63%	677,155	18,249,327
Citigroup Inc.
Series J, 7.13% (3 mo. LIBOR US + 4.040%)(c)	3,211,453	87,865,354
Series K, 6.88% (3 mo. LIBOR US + 4.130%)(c)	5,053,798	139,686,977
Citizens Financial Group Inc.
Series D, 6.35% (3 mo. LIBOR US + 3.642%)(c)	1,014,105	27,958,875
Series E, 5.00%	1,521,195	40,266,032
Connectone Bancorp Inc., Preference Shares(c)	388,760	10,263,264
Cullen/Frost Bankers Inc., Series B, 4.45%	523,315	13,658,521
Dime Community Bancshares Inc., 5.50%	448,538	11,756,181
Fifth Third Bancorp.
Series A, 6.00%	677,155	17,755,004
Series I, 6.63% (3 mo. LIBOR US + 3.710%)(c)	1,521,195	42,350,069
Series K, 4.95%	846,369	22,369,533
First Citizens BancShares Inc./NC, Series A, 5.38%	1,166,279	30,498,196
First Horizon Corp.
6.50%	510,658	14,089,054
Series D, 6.10% (3 mo. LIBOR US + 3.859%)(c)	339,914	9,157,283
Series F, 4.70%	507,538	12,830,561
First Midwest Bancorp. Inc./IL
Series A, 7.00%	349,232	9,820,404
Series C, 7.00%	385,966	10,810,908
Security	Shares	Value
Banks (continued)
First Republic Bank/CA
Series H, 5.13%	675,681	$17,256,893
Series I, 5.50%	1,015,504	27,388,143
Series J, 4.70%	1,335,254	35,904,980
Series K, 4.13%	1,690,253	42,780,303
Series L, 4.25%	2,526,858	64,940,251
Series M, 4.00%	2,535,382	62,116,859
Series N, 4.50%	2,501,539	65,040,014
FNB Corp./PA, 7.25% (3 mo. LIBOR US + 4.600%)(c)	379,258	10,372,706
Fulton Financial Corp., Series A, 5.13%	677,155	17,775,319
Hancock Whitney Corp., 6.25%	583,142	16,899,455
Heartland Financial USA Inc., Series E, 7.00%
(5 year CMT + 6.675%)(c)	391,179	11,039,071
Huntington Bancshares Inc./OH
Series C, 5.70%(b)	591,578	15,564,417
Series H, 4.50%	1,690,253	44,419,849
JPMorgan Chase & Co.
Series DD, 5.75%	5,734,129	154,133,387
Series EE, 6.00%	6,253,844	170,417,249
Series GG, 4.75%	3,042,391	80,136,579
Series JJ, 4.55%	5,070,682	132,395,507
Series LL, 4.63%	6,253,845	163,287,893
Series MM, 4.20%(b)	6,760,935	172,539,061
KeyCorp
Series E, 6.13% (3 mo. LIBOR US + 3.892%)(c)	1,690,252	51,113,220
Series F, 5.65%	1,436,707	38,273,874
Series G, 5.63%	1,521,195	41,406,928
People’s United Financial Inc., Series A, 5.63%
(3 mo. LIBOR US + 4.020%)(c)	846,369	23,571,377
Pinnacle Financial Partners Inc., Series B, 6.75%	761,762	21,611,188
PNC Financial Services Group Inc. (The), Series P,
6.13% (3 mo. LIBOR US + 4.067%)(c)	5,070,682	130,519,355
Popular Capital Trust II, 6.13%	439,486	11,470,585
Regions Financial Corp.
Series B, 6.38% (3 mo. LIBOR US + 3.536%)(c)	1,690,253	48,865,214
Series C, 5.70% (3 mo. LIBOR US + 3.148%)(c)	1,690,253	48,848,312
Series E, 4.45%	1,352,220	34,346,388
Signature Bank/New York NY, Series A, 5.00%	2,467,777	64,606,402
Silvergate Capital Corp., Series A, 5.38%	676,072	16,935,604
Sterling Bancorp./DE, Series A, 6.50%	459,543	11,984,881
SVB Financial Group, Series A, 5.25%	1,183,162	31,791,563
Synovus Financial Corp.
Series D, 6.30% (3 mo. LIBOR US + 3.352%)(c)	677,155	17,876,892
Series E, 5.88% (5 year CMT + 4.127%)(c)	1,183,162	31,945,374
Texas Capital Bancshares Inc., Series B, 5.75%	1,015,504	27,428,763
Truist Financial Corp.
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(c)	587,087	15,117,490
Series O, 5.25%(b)	1,943,804	53,998,875
Series R, 4.75%	3,126,960	83,145,866
U.S. Bancorp.
Series A, 1.23% (3 mo. LIBOR US + 1.020%)(c)	48,597	46,653,120
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(b)(c)	3,380,429	83,902,248
Series F, 6.50% (3 mo. LIBOR US + 4.468%)(c)	3,718,544	92,963,600
Series K, 5.50%	1,943,803	51,549,656
Series L, 3.75%	1,690,253	40,498,462
Series M, 4.00%	2,535,382	63,916,980
United Community Banks Inc./GA, Series I, 6.88%	298,643	8,385,895
Valley National Bancorp
Series A, 6.25% (3 mo. LIBOR US + 3.850%)(c)	393,831	11,948,833
Series B, 5.50% (3 mo. LIBOR US + 3.578%)(c)	339,914	8,650,811

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Webster Financial Corp., Series F, 5.25%	510,657	$13,231,123
Wells Fargo & Co.
Series AA, 4.70%	3,015,802	77,807,692
Series CC, 4.38%	2,704,774	68,430,782
Series DD, 4.25%	3,221,679	80,284,241
Series L, 7.50%	256,092	381,712,809
Series Q, 5.85% (3 mo. LIBOR US + 3.090%)(c)	4,447,707	119,154,071
Series R, 6.63% (3 mo. LIBOR US + 3.690%)(c)	2,163,609	60,234,875
Series Y, 5.63%	1,775,052	45,512,333
Series Z, 4.75%	5,185,570	134,098,840
WesBanco Inc., Series A, 6.75%
(5 year CMT + 6.557%)(c)	506,354	14,694,393
Western Alliance Bancorp, Series A, 4.25%
(5 year CMT + 3.452%)(c)	1,014,105	26,569,551
Wintrust Financial Corp.
Series D, 6.50% (3 mo. LIBOR US + 4.060%)(c)	427,614	11,725,176
Series E, 6.88% (5 year CMT + 6.507%)(c)	971,902	26,542,644
Zions Bancorp N.A., Series G, 6.30%
(3 mo. LIBOR US + 4.24%)(c)	471,038	12,510,769
		5,166,956,582
Capital Markets — 9.7%
Affiliated Managers Group Inc.
4.20%	676,083	16,712,772
4.75%	929,617	24,467,519
5.88%	1,014,105	27,370,694
Apollo Global Management Inc.
Series A, 6.38%	930,975	23,832,960
Series B, 6.38%	1,014,105	27,005,616
B. Riley Financial Inc.
5.00%	1,090,888	27,457,651
5.25%	1,069,092	26,737,991
5.50%	701,146	17,879,223
6.00%	778,404	19,864,870
6.38%	481,689	12,644,336
6.50%	565,194	14,921,122
6.75%	376,039	9,728,129
Brightsphere Investment Group Inc., 5.13%	422,521	10,677,106
Brookfield Finance I UK PLC, 4.50%	777,519	19,103,642
Brookfield Finance Inc., Series 50, 4.63%	1,352,220	34,021,855
Carlyle Finance LLC, 4.63%	1,690,253	42,763,401
Charles Schwab Corp. (The)
Series D, 5.95%(b)	2,535,382	64,601,533
Series J, 4.45%	2,028,292	52,958,704
Cowen Inc., 7.75%	338,032	8,971,369
First Eagle Alternative Capital BDC Inc., 5.00%	377,287	9,639,683
Gladstone Investment Corp.
4.88%	454,808	11,947,806
5.00%	432,901	11,225,123
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(c)	2,535,300	64,244,502
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(c)	677,154	17,186,169
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(c)	4,563,509	116,050,034
Series J, 5.50% (3 mo. LIBOR US + 3.640%)(c)	3,380,429	89,412,347
Series K, 6.38% (3 mo. LIBOR US + 3.550%)(c)	2,366,324	66,659,347
KKR & Co. Inc., Series C, 6.00%(a)	1,943,804	181,065,343
KKR Group Finance Co. IX LLC, 4.63%	1,690,251	44,200,064
Logan Ridge Finance Corp., 5.75%(a)	176,107	4,478,401
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(c)	3,718,544	93,335,454
Series E, 7.13% (3 mo. LIBOR US + 4.320%)(c)	2,915,617	80,616,810
Security	Shares	Value
Capital Markets (continued)
Series F, 6.88% (3 mo. LIBOR US + 3.940%)(c)	2,873,415	$79,622,330
Series I, 6.38% (3 mo. LIBOR US + 3.708%)(c)	3,380,429	95,328,098
Series K, 5.85% (3 mo. LIBOR US + 3.491%)(c)	3,380,429	98,336,680
Series L, 4.88%	1,690,253	44,707,192
Series O, 4.25%	4,394,610	110,876,010
Newtek Business Services Corp., 5.50%	339,914	8,759,584
Northern Trust Corp., Series E, 4.70%	1,352,220	36,658,684
Oaktree Capital Group LLC
Series A, 6.63%	609,190	16,259,281
Series B, 6.55%	795,503	21,017,189
Prospect Capital Corp., Series A, 5.35%	507,090	11,095,129
State Street Corp.
Series D, 5.90% (3 mo. LIBOR US + 3.108%)(c)	2,535,382	69,241,282
Series G, 5.35% (3 mo. LIBOR US + 3.709%)(c)	1,690,252	48,358,110
Stifel Financial Corp.
5.20%	760,641	19,837,517
Series B, 6.25%	540,857	14,597,730
Series C, 6.13%	762,445	20,685,133
Series D, 4.50%	1,014,105	26,174,050
		1,993,335,575
Chemicals — 0.1%
EI du Pont de Nemours & Co., Series B, 4.50%	142,545	15,490,365
Commercial Services & Supplies — 0.7%
Charah Solutions Inc., 8.50%	456,370	11,135,428
GFL Environmental Inc., 6.00%(a)	1,218,643	105,961,009
Pitney Bowes Inc., 6.70%	831,137	20,919,718
		138,016,155
Consumer Finance — 2.3%
Atlanticus Holdings Corp., 6.13%	507,090	12,930,795
Capital One Financial Corp.
Series I, 5.00%	5,070,682	135,640,743
Series J, 4.80%	4,225,553	109,948,889
Series K, 4.63%	425,603	10,942,253
Series L, 4.38%	2,281,837	58,004,297
Series N, 4.25%	1,436,708	36,578,586
Navient Corp., 6.00%	1,014,105	25,717,703
SLM Corp., Series B, 1.90%
(3 mo. LIBOR US + 1.700%)(c)	338,349	19,793,416
Synchrony Financial, Series A, 5.63%	2,535,382	68,277,837
		477,834,519
Diversified Financial Services — 1.8%
Citigroup Capital XIII, 6.50%
(3 mo. LIBOR US + 6.370%)(c)	7,592,544	211,831,977
Compass Diversified Holdings
Series A, 7.25%	339,914	8,820,768
Series B, 7.88% (3 mo. LIBOR US + 4.985%)(c)	339,914	9,483,601
Series C, 7.88%	394,379	10,616,683
Equitable Holdings Inc.
Series A, 5.25%	2,704,358	71,665,487
Series C, 4.30%	1,014,105	25,606,151
Voya Financial Inc., Series B, 5.35%
(5 year CMT + 3.210%)(c)	1,015,407	29,984,969
		368,009,636
Diversified Telecommunication Services — 2.9%
AT&T Inc.
5.35%	4,470,662	116,550,158
5.63%	2,788,845	75,772,919
Series A, 5.00%	4,056,577	108,716,263
Series C, 4.75%	5,915,812	155,349,223

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Telecommunication Services (continued)
Qwest Corp.
6.50%	3,304,378	$83,832,070
6.75%	2,231,110	57,250,283
		597,470,916
Electric Utilities — 10.8%
Alabama Power Co., Series A, 5.00%	846,369	21,870,175
Algonquin Power & Utilities Corp.
6.88% (3 mo. LIBOR US + 3.677%)(c)	967,522	25,736,085
7.75%(a)	1,943,804	91,825,301
Series 19-A, 6.20% (3 mo. LIBOR US + 4.010%)(c)	1,183,162	32,182,006
American Electric Power Co. Inc.
6.13%(a)	1,360,662	68,196,379
6.13%(a)	1,436,708	75,570,841
Brookfield BRP Holdings, 4.63%	1,183,155	28,975,466
Brookfield BRP Holdings Canada Inc., 4.88%	878,890	23,070,863
Brookfield Infrastructure Finance ULC, 5.00%	845,129	21,254,994
CMS Energy Corp.
5.63%	676,071	17,868,557
5.88%	2,129,656	57,287,746
5.88%	946,494	25,318,715
DTE Energy Co.
4.38%	946,495	24,892,819
Series E, 5.25%	1,352,220	34,941,365
Series G, 4.38%	777,519	20,402,099
Duke Energy Corp.
5.63%	1,690,253	45,163,560
Series A, 5.75%	3,380,430	92,488,565
Entergy Arkansas LLC, 4.88%	1,385,981	35,453,394
Entergy Louisiana LLC, 4.88%	912,734	23,092,170
Entergy Mississippi LLC, 4.90%	878,890	22,306,228
Georgia Power Co., Series 2017, 5.00%	912,734	23,621,556
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	845,129	23,063,570
NextEra Energy Capital Holdings Inc., Series N, 5.65%	2,324,040	64,538,591
NextEra Energy Inc.
4.87%(a)	2,535,382	172,634,160
5.28%(a)	4,225,553	243,138,320
6.22%(a)	3,380,430	195,760,701
Pacific Gas & Electric Co., Series A, 6.00%	359,409	10,674,447
PG&E Corp., 5.50%(a)	1,352,220	156,424,810
SCE Trust II, 5.10%	743,676	18,725,762
SCE Trust III, Series H, 5.75% (3 mo. LIBOR US + 2.990%)(c)	929,617	23,686,641
SCE Trust IV, Series J, 5.38% (3 mo. LIBOR US + 3.132%)(c)	1,098,675	27,532,796
SCE Trust V, Series K, 5.45% (3 mo. LIBOR US + 3.790%)(c)	1,014,105	25,484,459
SCE Trust VI, 5.00%	1,605,683	40,495,325
Sempra Energy, 5.75%	2,560,701	70,009,565
Southern Co. (The)
5.25%	1,521,195	39,885,733
Series 2019, 6.75%(a)	2,915,618	156,714,467
Series 2020, 4.95%	3,380,430	91,643,457
Series C, 4.20%	2,535,382	65,919,932
		2,237,851,620
Electronic Equipment, Instruments & Components — 0.3%
II-VI Inc., Series A, 6.00%(a)	194,383	55,014,277
Security	Shares	Value
Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	599,743	$12,744,539
Equity Real Estate Investment Trusts (REITs) — 7.4%
Agree Realty Corp., Series A, 4.25%	591,578	14,032,230
American Finance Trust Inc., Series A, 7.50%	671,355	18,220,575
American Homes 4 Rent
Series F, 5.88%	527,348	13,869,252
Series G, 5.88%	393,826	10,093,760
Series H, 6.25%	393,826	10,652,993
Arbor Realty Trust Inc.
Series D, 6.38%(b)	777,519	19,710,107
Series F, 6.25%(c)	680,331	17,314,424
Armada Hoffler Properties Inc., Series A, 6.75%	507,574	13,664,044
Braemar Hotels & Resorts Inc., Series B, 5.50%	261,026	5,429,341
Brookfield DTLA Fund Office Trust Investor Inc.,
Series A, 7.62%	827,889	10,928,135
Cedar Realty Trust Inc., Series C, 6.50%	428,230	10,821,372
Chatham Lodging Trust, Series A, 6.63%	407,559	10,804,389
City Office REIT Inc., Series A, 6.63%	380,925	9,846,911
CorEnergy Infrastructure Trust Inc., Series A, 7.37%	436,963	8,957,742
DiamondRock Hospitality Co., 8.25%	366,527	10,229,769
Digital Realty Trust Inc.
Series J, 5.25%	677,155	17,633,116
Series K, 5.85%(b)	709,915	19,543,960
Series L, 5.20%	1,166,279	31,232,952
DigitalBridge Group Inc.
Series H, 7.13%	755,558	19,319,618
Series I, 7.15%	1,166,279	30,451,545
Series J, 7.12%	1,064,833	28,068,998
Diversified Healthcare Trust
5.63%	1,183,162	26,136,049
6.25%	845,129	19,142,172
EPR Properties
Series C, 5.75%	461,585	11,807,344
Series E, 9.00%	287,130	10,264,898
Series G, 5.75%	510,658	12,899,221
Equity Commonwealth, Series D, 6.50%	418,218	12,421,075
Federal Realty Investment Trust, Series C, 5.00%(b)	510,658	12,996,246
Gladstone Commercial Corp., Series G, 6.00%	339,427	9,066,095
Gladstone Land Corp., Series B, 6.00%	506,530	13,423,045
Global Net Lease Inc.
Series A, 7.25%	578,385	15,454,447
Series B, 6.87%	380,645	10,201,286
Hersha Hospitality Trust
Series D, 6.50%	651,651	14,922,808
Series E, 6.50%	341,028	7,867,516
Hudson Pacific Properties Inc., Series C, 4.75%(b)	1,436,708	37,483,712
iStar Inc.
Series D, 8.00%	327,820	8,523,320
Series I, 7.50%	409,867	10,545,878
Kimco Realty Corp.
Series L, 5.13%	761,762	19,455,401
Series M, 5.25%	894,935	23,330,955
Lexington Realty Trust, Series C, 6.50%	165,724	10,316,319
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,858,000	46,895,920
National Storage Affiliates Trust, Series A, 6.00%	739,554	19,250,591
Office Properties Income Trust, 6.37%	547,655	14,967,411
Pebblebrook Hotel Trust
Series E, 6.37%	371,721	9,411,976
Series F, 6.30%	507,090	12,819,235

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Series G, 6.37%	776,886	$20,401,026
Series H, 5.70%	845,129	20,790,173
Pennsylvania REIT
Series C, 7.20%(b)	587,087	4,479,474
Series D, 6.87%	425,603	3,094,134
PS Business Parks Inc.
Series X, 5.25%	777,519	20,052,215
Series Y, 5.20%	676,072	17,638,718
Series Z, 4.88%	1,098,675	29,730,145
Public Storage
Series F, 5.15%	946,495	24,305,992
Series G, 5.05%	1,014,105	26,021,934
Series H, 5.60%	963,460	26,186,843
Series I, 4.88%	1,069,090	28,587,467
Series J, 4.70%	874,708	23,109,785
Series K, 4.75%	777,519	20,479,850
Series L, 4.63%	1,909,955	51,148,595
Series M, 4.13%(b)	778,404	19,670,269
Series N, 3.88%(b)	955,018	24,066,454
Series O, 3.90%(b)	576,518	14,470,602
Series P, 4.00%	2,040,992	51,208,489
Series Q, 3.95%	485,948	12,085,527
Series R, 4.00%	1,470,469	36,805,839
Ready Capital Corp.
5.75%(b)	682,578	17,692,422
6.20%	348,690	9,006,663
7.00%(a)	388,760	10,453,756
RLJ Lodging Trust, Series A, 1.95%	1,088,431	31,303,276
Saul Centers Inc., Series E, 6.00%	374,489	10,287,213
SITE Centers Corp., Series A, 6.37%	591,578	15,221,302
SL Green Realty Corp., Series I, 6.50%	778,404	20,534,298
Spirit Realty Capital Inc., Series A, 6.00%	587,087	15,099,878
Summit Hotel Properties Inc.
Series E, 6.25%	544,521	13,803,607
Series F, 5.88%(b)	338,033	8,704,350
Sunstone Hotel Investors Inc.
Series H, 6.13%	389,090	9,952,922
Series I, 5.70%	339,427	8,521,315
UMH Properties Inc.
Series C, 6.75%	836,477	21,781,861
Series D, 6.37%	651,313	16,921,112
Urstadt Biddle Properties Inc.
Series H, 6.25%	335,703	8,671,208
Series K, 5.88%	321,632	8,224,130
Vornado Realty Trust
Series L, 5.40%	1,014,105	25,555,446
Series M, 5.25%	1,080,071	27,606,615
Series N, 5.25%	1,014,105	26,863,641
Series O, 4.45%	1,014,105	25,048,393
		1,526,015,092
Food Products — 1.1%
CHS Inc.
8.00%(b)	1,037,131	32,047,348
Series 1, 7.88%	1,812,350	51,561,358
Series 2, 7.10% (3 mo. LIBOR US + 4.298%)(c)	1,419,830	39,016,928
Series 3, 6.75% (3 mo. LIBOR US + 4.155%)(c)	1,664,851	46,182,967
Series 4, 7.50%	1,749,421	49,823,510
		218,632,111
Gas Utilities — 0.9%
Entergy New Orleans LLC, 5.50%	371,876	9,516,307
Security	Shares	Value
Gas Utilities (continued)
NiSource Inc., 7.75%(a)	728,928	$81,632,647
South Jersey Industries Inc.
5.63%	676,072	17,834,779
8.75%(a)	566,259	31,597,252
Spire Inc., Series A, 5.90%	846,369	23,156,656
UGI Corp., 7.25%(a)	185,941	19,520,086
		183,257,727
Health Care Equipment & Supplies — 1.1%
Becton Dickinson and Co., Series B, 6.00%(a)(b)	2,535,382	133,741,400
Boston Scientific Corp., Series A, 5.50%(a)	850,371	97,503,539
		231,244,939
Health Care Technology — 0.2%
CareCloud Inc., Series A, 11.00%	465,573	13,487,650
Change Healthcare Inc., 6.00%(a)	342,625	24,076,259
		37,563,909
Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(a)	182,249	15,833,793
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), 6.88%(a)	881,511	84,625,056
Brookfield Renewable Partners LP, Series 17, 5.25%	677,161	17,904,137
		102,529,193
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%	534,709	13,068,288
Insurance — 9.6%
AEGON Funding Co. LLC, 5.10%	3,126,960	83,771,258
Allstate Corp. (The)
5.10% (3 mo. LIBOR US + 3.165%)(c)	1,690,253	44,639,582
Series G, 5.63%	1,943,804	51,180,359
Series H, 5.10%	3,887,520	105,429,542
Series I, 4.75%	1,014,105	27,107,027
American Equity Investment Life Holding Co.
Series A, 5.95% (5 year CMT + 4.322%)(c)	1,352,219	37,186,023
Series B, 6.63% (5 year CMT + 6.297%)(c)	1,014,104	28,465,899
American Financial Group Inc./OH
4.50%	676,072	18,247,183
5.13%	676,072	18,477,048
5.63%	507,090	14,796,886
5.88%	422,521	11,408,067
American International Group Inc., Series A, 5.85%	1,690,252	45,788,927
Arch Capital Group Ltd.
Series F, 5.45%	1,115,552	28,691,997
Series G, 4.55%	1,690,253	43,709,943
Argo Group International Holdings Ltd., 7.00% (5 year CMT + 6.712%)(c)	510,658	13,619,249
Argo Group U.S. Inc., 6.50%	485,948	12,542,318
Aspen Insurance Holdings Ltd.
5.63%	861,365	22,550,536
5.63%	828,500	21,383,585
5.95% (3 mo. LIBOR US + 4.060%)(c)	929,617	25,053,178
Assurant Inc., 5.25%	845,129	22,793,129
Athene Holding Ltd.
Series A, 6.35% (3 mo. LIBOR US + 4.253%)(c)	2,915,618	86,069,043
Series B, 5.63%	1,166,279	31,851,079
Series C, 6.38% (5 year CMT + 5.970%)(c)	2,028,292	57,846,888
Series D, 4.88%	1,943,804	49,625,316
Axis Capital Holdings Ltd., Series E, 5.50%	1,859,228	47,001,284
Brighthouse Financial Inc. 6.25%	1,267,650	34,226,550

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Series A, 6.60%	1,436,708	$38,489,407
Series B, 6.75%	1,360,662	37,581,484
Series C, 5.38%	1,943,804	51,296,988
Series D, 4.63%	1,183,162	30,158,799
CNO Financial Group Inc., 5.13%	507,090	13,463,240
Enstar Group Ltd.
Series D, 7.00% (3 mo. LIBOR US + 4.015%)(c)	1,352,220	39,971,623
Series E, 7.00%	376,149	10,163,546
Global Indemnity Group LLC, 7.88%	443,833	11,335,495
Globe Life Inc., 4.25%	1,098,675	28,455,683
Hartford Financial Services Group Inc. (The)
7.88% (3 mo. LIBOR US + 5.596%)(c)	2,028,292	51,620,031
Series G, 6.00%	1,166,279	31,396,231
Maiden Holdings Ltd.
6.63%	372,735	8,032,439
Series A, 8.25%	512,562	5,761,197
Series C, 7.13%	564,244	6,923,274
Series D, 6.70%	510,658	6,255,561
Maiden Holdings North America Ltd., 7.75%	515,532	11,857,236
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(c)	2,028,292	51,903,992
Series E, 5.63%	2,721,241	71,840,762
Series F, 4.75%	3,380,430	90,189,872
PartnerRe Ltd., Series J, 4.88%	678,535	18,388,299
Prudential Financial Inc.
4.13%	1,690,253	44,014,188
5.63%	1,909,954	51,874,351
Reinsurance Group of America Inc.
5.75% (3 mo. LIBOR US + 4.040%)(b)(c)	1,352,220	39,647,090
6.20% (3 mo. LIBOR US + 4.370%)(c)	1,352,220	34,981,931
RenaissanceRe Holdings Ltd.
Series F, 5.75%	844,643	22,290,129
Series G, 4.20%	1,690,253	42,543,668
Selective Insurance Group Inc., Series B, 4.60%(b)	677,155	17,538,315
SiriusPoint Ltd., Series B, 8.00% (5 year CMT + 7.298%)(c)	676,072	18,666,348
Unum Group, 6.25%	1,014,105	26,508,705
W R Berkley Corp.
4.13%	1,014,105	25,879,960
4.25%(b)	845,129	22,387,467
WR Berkley Corp.
5.10%	1,014,105	27,624,220
5.70%	625,427	16,698,901
		1,989,202,328
Internet & Direct Marketing Retail — 0.8%
Qurate Retail Inc., 8.00%	1,066,470	110,081,033
QVC Inc.
6.25%	1,691,072	43,477,461
6.38%	760,642	19,464,829
		173,023,323
IT Services — 0.2%
Sabre Corp., 6.50%(a)	282,610	32,435,150
Leisure Products — 0.2%
Brunswick Corp./DE
6.38%	777,519	21,358,447
6.50%	625,427	16,880,275
6.63%	422,521	11,577,075
		49,815,797
Security	Shares	Value
Life Sciences Tools & Services — 3.8%
Avantor Inc., Series A, 6.25%(a)	1,749,421	$226,042,687
Danaher Corp.
Series A, 4.75%(a)	139,473	306,003,762
Series B, 5.00%(a)(b)	145,376	252,688,202
		784,734,651
Machinery — 0.8%
Babcock & Wilcox Enterprises Inc.
8.13%	542,813	14,275,982
Series A, 7.75%	642,223	16,055,575
Babcock & Wilcox Enterprises. Inc., 6.50%	473,247	11,736,526
Colfax Corp., 5.75%(a)	121,613	22,514,215
RBC Bearings Inc., Series A, 5.00%(a)	388,760	40,765,373
Stanley Black & Decker Inc., Series I, 5.25%(a)	633,869	69,212,156
		174,559,827
Marine — 0.2%
Atlas Corp.
Series D, 7.95%	436,579	11,250,641
Series H, 7.88%	763,795	19,629,531
Series I, 8.00% (3 mo. LIBOR US + 5.008%)(c)	511,225	13,670,157
		44,550,329
Media — 0.3%
Liberty Broadband Corp., Series A, 7.00%	608,643	17,717,598
ViacomCBS Inc., Series A, 5.75%(a)(b)	845,129	42,442,378
		60,159,976
Metals & Mining — 0.7%
ArcelorMittal SA, 5.50%(a)	2,055,331	152,320,580
Mortgage Real Estate Investment — 4.1%
ACRES Commercial Realty Corp.
6.13% (3 mo. LIBOR US + 5.927%)(b)(c)	406,313	10,352,855
Series D, 7.87%	390,423	9,830,851
AGNC Investment Corp.
Series C, 7.00% (3 mo. LIBOR US + 5.111%)(c)	1,098,675	28,246,934
Series D, 6.88% (3 mo. LIBOR US + 4.332%)(c)	795,503	20,492,157
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(c)	1,360,662	34,928,194
Series F, 6.13% (3 mo. LIBOR US + 4.697%)(c)	1,943,804	49,100,489
Annaly Capital Management Inc.
Series F, 6.95% (3 mo. LIBOR US + 4.993%)(c)	2,433,929	62,259,904
Series G, 6.50% (3 mo. LIBOR US + 4.172%)(c)	1,436,708	36,621,687
Series I, 6.75% (3 mo. LIBOR US + 4.989%)(c)	1,495,876	39,670,632
Arbor Realty Trust Inc., 6.25%	485,948	12,411,112
ARMOUR Residential REIT Inc., Series C, 7.00%	580,395	14,921,898
Chimera Investment Corp.
Series A, 8.00%	493,407	12,562,142
Series B, 8.00% (3 mo. LIBOR US + 5.791%)(c)	1,098,675	28,071,146
Series C, 7.75% (3 mo. LIBOR US + 4.743%)(c)	880,110	22,037,954
Series D, 8.00% (3 mo. LIBOR US + 5.379%)(c)	677,155	17,098,164
Dynex Capital Inc., Series C, 6.90% (3 mo. LIBOR US + 5.461%)(c)	379,374	9,890,280
Ellington Financial Inc.
6.75% (3 mo. LIBOR US + 5.196%)(c)	388,760	10,259,376
Series B, 6.25% (5 year CMT + 4.990%)(c)	405,634	10,242,259
Franklin BSP Realty Trust Inc., 7.50%	872,905	22,101,955
Great Ajax Corp., 7.25%(a)	391,626	10,186,192
Invesco Mortgage Capital Inc.
Series B, 7.75% (3 mo. LIBOR US + 5.180%)(c)	520,148	12,816,447
Series C, 7.50% (3 mo. LIBOR US + 5.289%)(c)	960,467	23,704,326
KKR Real Estate Finance Trust Inc., Series A, 6.50%	583,539	14,996,952

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Mortgage Real Estate Investment (continued)
MFA Financial Inc.
Series B, 7.50%	677,155	$17,030,448
Series C, 6.50% (3 mo. LIBOR US + 5.345%)(c)	930,975	22,008,249
New Residential Investment Corp.
Series A, 7.50% (3 mo. LIBOR US + 5.802%)(c)	528,115	13,736,271
Series B, 7.13% (3 mo. LIBOR US + 5.640%)(c)	956,155	24,276,776
Series C, 6.38% (3 mo. LIBOR US + 4.969%)(c)	1,360,662	31,512,932
Series D, 7.00% (5 year CMT + 6.223%)(c)	1,571,922	40,304,080
New York Mortgage Trust Inc.
Series D, 8.00% (3 mo. LIBOR US + 5.695%)(c)	517,497	13,206,524
Series E, 7.87% (3 mo. LIBOR US + 6.429%)(c)	626,328	15,883,678
Series F, 6.88% (SOFR + 6.130%)(c)	423,628	10,400,067
PennyMac Mortgage Investment Trust
Series A, 8.12% (3 mo. LIBOR US + 5.831%)(c)	388,537	10,272,918
Series B, 8.00% (3 mo. LIBOR US + 5.990%)(c)	659,188	17,402,563
Series C, 6.75%	845,129	21,280,348
Ready Capital Corp., 6.50%	388,760	9,614,035
TPG RE Finance Trust Inc., Series C, 6.25%	680,331	16,409,584
Two Harbors Investment Corp.
Series A, 8.12% (3 mo. LIBOR US + 5.660%)(c)	490,885	12,925,002
Series B, 7.62% (3 mo. LIBOR US + 5.352%)(c)	971,901	25,337,459
Series C, 7.25% (3 mo. LIBOR US + 5.011%)(c)	998,380	25,448,706
		839,853,546
Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%	676,072	18,943,537
Franchise Group Inc., Series A, 7.50%	386,448	10,175,176
		29,118,713
Multi-Utilities — 1.7%
Brookfield Infrastructure Partners LP
Series 13, 5.13%	677,155	17,138,793
Series 14, 5.00%	677,155	17,152,336
CMS Energy Corp., Series C, 4.20%	781,337	19,533,425
Dominion Energy Inc., Series A, 7.25%(a)	1,360,662	136,937,024
DTE Energy Co., 6.25%(a)	2,197,267	112,807,688
NiSource Inc., Series B, 6.50% (5 year CMT + 3.632%)(c)	1,690,253	46,008,686
		349,577,952
Oil, Gas & Consumable Fuels — 1.9%
Altera Infrastructure LP
Series A, 7.25%	510,658	1,960,927
Series B, 8.50%	422,931	1,831,291
Series E, 8.88% (3 mo. LIBOR US + 6.407%)(c)	410,532	1,736,550
DCP Midstream LP
Series B, 7.88% (3 mo. LIBOR US + 4.919%)(c)	548,554	13,658,995
Series C, 7.95% (3 mo. LIBOR US + 4.882%)(c)	376,687	9,432,242
El Paso Energy Capital Trust I, 4.75%	373,520	18,896,377
Enbridge Inc., Series B, 6.38% (3 mo. LIBOR US + 3.593%)(c)	2,028,292	54,216,245
Energy Transfer LP
Series C, 7.38% (3 mo. LIBOR US + 4.530%)(c)	1,521,195	37,725,636
Series D, 7.63% (3 mo. LIBOR US + 4.738%)(c)	1,504,318	37,713,252
Series E, 7.60% (3 mo. LIBOR US + 5.161%)(c)	2,704,358	68,555,475
NGL Energy Partners LP, Series B, 9.00% (3 mo. LIBOR US + 7.213%)(c)	1,070,706	14,989,884
NuStar Energy LP
Series A, 6.97% (3 mo. LIBOR US + 6.766%)(c)	766,636	19,395,891
Series B, 7.63% (3 mo. LIBOR US + 5.643%)(c)	1,301,493	29,283,593
Series C, 9.00% (3 mo. LIBOR US + 6.88%)(b)(c)	587,087	14,747,625
NuStar Logistics LP, 6.94% (3 mo. LIBOR US + 6.734%)(c)	1,360,662	34,315,896
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay LNG Partners LP
9.00%	426,155	$10,807,291
Series B, 8.50% (3 mo. LIBOR US + 6.241%)(c)	578,460	15,186,137
		384,453,307
Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.00%(a)	929,617	41,516,695
Professional Services — 0.5%
Clarivate PLC, Series A, 5.25%(a)	1,214,876	110,383,633
Real Estate Management & Development — 0.6%
Brookfield Property Partners LP
6.25%	2,268,645	59,257,008
Series A, 5.75%	971,902	22,898,011
Series A-1, 6.50%	615,829	15,722,114
Series A2, 6.38%	845,129	21,686,010
		119,563,143
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom Inc., Series A, 8.00%(a)	338,033	701,550,308
Software — 0.3%
Synchronoss Technologies Inc., 8.38%	422,521	10,039,099
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(c)	784,241	20,327,527
Series D, 2.13% (30 Year CMT + 0.940%)(c)	865,371	22,629,451
		52,996,077
Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	405,643	10,700,862
8.00%	339,914	8,888,751
8.25%	375,321	10,036,084
		29,625,697
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group Inc., 7.00%	507,090	12,880,086
Thrifts & Mortgage Finance — 0.7%
Federal Agricultural Mortgage Corp.
Series D, 5.70%	341,606	9,247,787
Series F, 5.25%	408,425	10,704,819
Series G, 4.88%	422,521	10,892,591
Merchants Bancorp./IN
Series B, 6.00% (3 mo. LIBOR US + 4.569%)(c)	425,603	11,103,982
Series C, 6.00%	663,888	17,427,060
New York Community Bancorp Inc., Series A, 6.38%
(3 mo. LIBOR US + 3.821%)(c)	1,740,979	49,391,574
New York Community Capital Trust V, 6.00%(a)	245,103	12,965,949
Washington Federal Inc., Series A, 4.88%	1,015,504	26,616,360
		148,350,122
Trading Companies & Distributors — 0.9%
Air Lease Corp., Series A, 6.15%
(3 mo. LIBOR US + 3.65%)(c)	846,369	21,971,739
Fortress Transportation and Infrastructure
Investors LLC
Series A, 8.25% (3 mo. LIBOR US + 6.886%)(c)	353,884	9,172,673
Series B, 8.00% (3 mo. LIBOR US + 6.447%)(c)	418,032	10,534,406
Series C, 8.25% (5 year CMT + 7.378%)(c)	355,448	9,515,343
Textainer Group Holdings Ltd.
6.25%	507,090	13,204,624
7.00% (5 year CMT + 6.134%)(c)	507,538	13,552,381
Triton International Ltd. 6.88%	506,802	13,303,553

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
7.38%	591,578	$16,114,585
8.00%	489,374	13,408,848
Series E, 5.75%	591,578	16,043,595
WESCO International Inc., Series A, 10.63%
(5 year CMT + 10.325%)(c)	1,825,406	55,948,694
		192,770,441
Water Utilities — 0.2%
Essential Utilities Inc., 6.00%(a)	642,550	41,887,835
Wireless Telecommunication Services — 1.1%
Telephone & Data Systems Inc.
Series UU, 6.63%	1,419,830	38,988,532
Series VV, 6.00%	2,332,563	62,046,176
United States Cellular Corp.
5.50%	1,690,253	44,622,679
5.50%	1,690,253	44,318,434
6.25%	1,690,253	45,805,856
		235,781,677

Total Preferred Stocks — 99.3% (Cost: $19,237,520,323)		20,463,266,681

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	150,653,222	150,698,418
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	274,920,000	$274,920,000
		425,618,418
Total Short-Term Investments — 2.0%
(Cost: $425,609,356)		425,618,418
Total Investments in Securities — 101.3%
(Cost: $19,663,129,680)		20,888,885,135
Other Assets, Less Liabilities — (1.3)%		(275,068,378)
Net Assets — 100.0%		$20,613,816,757

(a)	Convertible security.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,893,290	$130,823,398	(a)	$—		$(9,308)	$(8,962)	$150,698,418	150,653,222	$3,738,315	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	407,290,000	—		(132,370,000	)(a)	—	—	274,920,000	274,920,000	10,829		—
						$(9,308)	$(8,962)	$425,618,418		$3,749,144		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
December 31, 2021

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36	$—	$—	$36
Preferred Stocks	20,450,845,606	12,421,075	—	20,463,266,681
Money Market Funds	425,618,418	—	—	425,618,418
	$20,876,464,060	$12,421,075	$—	$20,888,885,135

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate